Note 11 - Right-of-Use Assets and Finance Lease Liabilities - Finance Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finance lease liabilities – current	$ 16,691	$ 17,372
Less: current portion of financing costs	(196)	(562)
Finance lease liabilities – non-current	116,844	121,225
Less: non-current portion of financing costs	(478)	(1,300)
Total Finance lease liability	$ 132,861	$ 136,735